27. Other Operating Income, Net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	R$ 59,360	R$ 198,972	R$ 50,584
Commercial partnerships
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	52,731	59,761	50,763
Merchandising
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	53,870	38,851	29,158
Loyalty program
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	26,419	19,411	22,455
Ultracargo fire accident in Santos
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	(39,080)	76,443	(92,192)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 20.a.1.2)
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	49,152	0	0
TCC
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	(85,819)	0	0
Compensation of undue use of Ultratecno brand
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	0	0	16,000
Adjustment of working capital and net debt Extrafarma acquisition
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	0	0	13,784
Others
SummaryOfOtherOperatingIncomeNetLineItems [Line Items]
Other operating income, net	R$ 2,087	R$ 4,506	R$ 10,616